SCHEDULE OF LOSS BEFORE TAXATION (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Employee benefits expense	$ 5,754	$ 3,010	$ 1,826
Cost of Inventories [member]
IfrsStatementLineItems [Line Items]
Employee benefits expense		23	377
Post employment benefit expense		5,000	82,643
Depreciation and amortisation expense
Operating lease payment		603	1,902
Reversal of inventory write-down			$ (601)